SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 725,245,238	$ 674,255,890	$ 346,338,742
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	651,291,010	636,898,061	310,317,223
Mainland China, excluding Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	69,978,576	33,434,556	27,730,120
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,975,652	$ 3,923,273	$ 8,291,399